Loans and borrowings - Cashflows and Non-cashflows (Details) - Loans and borrowings - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Loans and borrowings
Beginning balance	$ 7,780	$ 2,674
Repayment - capital	(870)	(1,473)
Repayment - finance cost	(355)	(529)
Acquisition of put option (Auramet)	(5,000)
Finance cost	355	529
Additions - Nedbank		1,579
Additions - put options (Auramet)		5,000
Ending balance	$ 1,910	$ 7,780